Key sources of estimation uncertainty, use of estimates and critical accounting judgments (Details)				12 Months Ended
	Apr. 27, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Subsidiaries Line Items [Abstract]
Proportion of ownership interest in associate
Tom Ford International LLC
Disclosure Of Subsidiaries Line Items [Abstract]
Proportion of ownership interest in associate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%